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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-04706
                                   ------------------

TEMPLETON INCOME TRUST
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(Exact name of registrant as specified in charter)

500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FLORIDA 33394-3091
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(Address of principal executive offices) (Zip code)

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500
                                                    ---------------------------

Date of fiscal year end:    8/31
                          ------------------

Date of reporting period:   6/30/09
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ITEM 1. PROXY VOTING RECORDS.


======================== TEMPLETON GLOBAL BOND FUND ===========================

N/A


=======================TEMPLETON GLOBAL TOTAL RETURN FUND======================


N/A


====================== TEMPLETON INTERNATIONAL BOND FUND =======================

N/A






                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TEMPLETON INCOME TRUST



By (Signature and Title)*/s/LAURA F. FERGERSON
                         ------------------------------------------------------
                         Laura F. Fergerson,
                         Chief Executive Officer - Finance and Administration

Date  AUGUST 27, 2009
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* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.